SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss				$ (198,968,000)	$ (249,295,000)	$ (339,170,000)	$ (239,929,000)	$ (84,767,000)
Social Capital Hedosophia Holdings Corp. II
Net loss	$ (21,631)	$ (6,043,293)	$ (277,902)	(6,321,195)
Less: Income attributable to ordinary shares subject to possible redemption		(15,332)		(39,725)
Adjusted net loss		$ (6,058,625)		$ (6,360,920)
Weighted average shares outstanding, basic and diluted	1,000	12,179,587		10,111,790
Basic and diluted net loss per ordinary share	$ (21,631)	$ (0.50)		$ (0.63)